Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Significant accounting policy
b.	Significant accounting policy:

The significant accounting policies, presentation and methods of computation adopted in the preparation of these interim financial statements are consistent with those followed in the preparation of the Company’s consolidated audited financial statements for the year ended December 31, 2023.

Basic and diluted net profit (loss) per share
c.	Basic and diluted net profit (loss) per share:

In computing diluted loss per share for the six months ended June 30, 2024, no account was taken of the potential dilution that could occur upon the exercise of employee and investors stock options, amounting to 372,110 and 15,544,371, respectively, since they had an anti-dilutive effect on loss per share.

Initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards
d.	Initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards:
1.	Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” regarding the criteria for determining the classification of liabilities as current or non-current (“the Original Amendment”). In October 2022, the IASB issued a subsequent amendment (“the Subsequent Amendment”).

According to the Subsequent Amendment:

●	Only financial covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.
●	In respect of a liability for which compliance with financial covenants is to be evaluated within twelve months from the reporting date, disclosure is required to enable users of the financial statements to assess the risks related to that liability. The Subsequent Amendment requires disclosure of the carrying amount of the liability, information about the financial covenants, and the facts and circumstances at the end of the reporting period that could result in the conclusion that the entity may have difficulty in complying with the financial covenants.

According to the Original Amendment, the conversion option of a liability affects the classification of the entire liability as current or non-current unless the conversion component is an equity instrument.

The Original Amendment and Subsequent Amendment are both effective for annual periods beginning on or after January 1, 2024 and must be applied retrospectively.

The Amendments did not have impact on the Company’s interim condensed consolidated financial statements, other than for the warrant liabilities which the Company classified as a current liability beginning on January 1, 2024 with a retrospective effect.

2.	Amendment to IFRS 16, “Leases”:

In September 2022, the IASB issued an amendment to IFRS 16, “Leases” (“the Amendment”), which provides guidance on how a seller-lessee should measure the lease liability arising in a sale and leaseback transaction with variable lease payments that do not depend on an index or rate. The seller-lessee has to choose between two accounting policies for measuring the lease liability on the inception date of the lease. The accounting policy chosen must be applied consistently.

The Amendment is applicable for annual periods beginning on or after January 1, 2024. Early adoption is permitted. The Amendment is to be applied retrospectively.

The application of the Amendment did not have a material impact on the Company’s consolidated financial statements.

3.	Amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures”:

In May 2023, the IASB issued amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures” (“the Amendments”) to address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements.

The disclosure requirements in the Amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The Amendments are effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted but will need to be disclosed.

The application of the Amendment did not have a material impact on the Company’s consolidated financial statements.

Changes in accounting policies
e.	Changes in accounting policies - initial application of new financial reporting and accounting standards and amendments to existing financial reporting and accounting standards in the period prior to their adoption:
1.	Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”:

In August 2023, the IASB issued “Amendments to IAS 21: Lack of Exchangeability (Amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates”)” (“the Amendments”) to clarify how an entity should assess whether a currency is exchangeable and how it should measure and determine a spot exchange rate when exchangeability is lacking.

The Amendments set out the requirements for determining the spot exchange rate when a currency lacks exchangeability. The Amendments require disclosure of information that will enable users of financial statements to understand how a currency not being exchangeable affects or is expected to affect the entity’s financial performance, financial position and cash flows.

The Amendments apply for annual reporting periods beginning on or after January 1, 2025. The Company believes that the amendments are not expected to have a material impact on its consolidated financial statements.

2.	IFRS 18 “Presentation and Disclosure in Financial Statements” (IFRS 18)

IFRS 18 replaces IAS 1 “Presentation of Financial Statements”. The main changes in the new standard are as below:

i.	Improved comparability in the statement of profit or loss. IFRS 18 requires entities to classify all income and expenses within their statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new, to improve the structure of the income statement, and requires all entities to provide new defined subtotals, including operating profit or loss. The improved structure and new subtotals will give investors a consistent starting point for analyzing entities’ performance and make it easier to compare entities.
ii.	Enhanced transparency of management-defined performance measures. IFRS 18 requires entities to disclose explanations of those entity-specific measures that are related to the income statement, referred to as management-defined performance measures.
iii.	Useful grouping of information in the financial statements. IFRS 18 sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. The changes are expected to provide more detailed and useful information. IFRS 18 also requires entities to provide more transparency about operating expenses, helping investors to find and understand the information they need.

The Amendments apply for annual reporting periods beginning on or after January 1, 2027. Earlier adoption is permitted. The Company is still evaluating the effect of this amendment on its consolidated financial statements.